INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rollforward of net balance of deferred income tax
Beginning balance	R$ 8,676,432	R$ 1,555,165
Tax loss	123,938	412,759
Negative tax basis of social contribution	64,546	183,066
(Reversal)/provision for judicial liabilities	16,044	(32,471)
Operating provision (reversal) and other losses	(19,292)	136,400
Exchange rate variation	(1,153,796)	4,110,964
Derivative losses ("MtM")	(908,874)	1,685,406
Amortization of fair value adjustment on business combination	7,978	37,917
Unrealized profit on inventories	50,522	(116,475)
Lease	(17,614)	265,022
Goodwill - Tax benefit on unamortized goodwill	(138,307)	(253,018)
Property, plant and equipment - deemed cost	19,625	120,578
Accelerated tax depreciation	40,763	88,064
Borrowing cost	11,102	(5,487)
Fair value of biological assets	(176,640)	(184,377)
Deferred taxes on the result of associates abroad	(87,637)	497,743
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (Note 20.3)	(111,476)
Other temporary differences	(172,698)	175,176
Ending balance	R$ 6,224,616	R$ 8,676,432